Statement of Stockholders' Equity (USD $)	Common Stock	Preferred Stock	Additional Paid-In Capital	Retained Earnings Deficit	Total
Beginning balance, value at Dec. 31, 2012	$ 195,500	$ 70,000	$ 380,000	$ (390,725)	$ 254,775
Beginning balance, shares at Dec. 31, 2012	18,575,000	7,000,000
Net loss				(106,700)	(106,700)
Common stock issued for cash, no par value per share, share	35,000
Common stock issued for cash, no par value per share, value	3,500				3,500
Common stock issued for services, no par value per share, shares	1,000,000
Common stock issued for services, no par value per share, value	100,000				100,000
Ending balance, value at Apr. 30, 2013	$ 299,000	$ 70,000	$ 380,000	$ (497,425)	$ 251,575
Ending balance, shares at Apr. 30, 2013	19,610,000	7,000,000